Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 24.9%
Large-Cap 23.5%
Schwab U.S. Large-Cap ETF	$13,059,648	$1,042,570	($591,060)	($32,525)	($2,190,059)	$11,288,574	252,767	$45,546
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	810,851	73,759	(40,166)	(1,571)	(142,223)	700,650	17,970	2,558
						11,989,224

International Stocks 9.5%
Developed Markets 9.5%
Schwab International Equity ETF	5,261,462	297,040	(257,689)	(19,022)	(714,905)	4,566,886	145,211	38,033

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	1,442,898	43,066	(27,808)	(322)	(216,624)	1,241,210	58,853	8,090

Fixed Income 58.4%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	3,438,675	24,012	(175,923)	(9,926)	(261,350)	3,015,488	54,041	69,450
Intermediate-Term Bond 43.4%
Schwab U.S. Aggregate Bond ETF	23,774,980	375,463	(2,016,125)	(243,908)	(1,007,170)	20,883,240	436,249	131,561
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	4,761,586	—	(542,759)	(19,800)	(12,811)	4,186,216	85,103	7,568
						28,084,944

Money Market Funds 4.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	2,037,571	2,321	—	—	—	2,039,892	2,039,892	3,274
Total Affiliated Underlying Funds (Cost $46,526,500)	$54,587,671	$1,858,231	($3,651,530)	($327,074)	($4,545,142)	$47,922,156		$306,080
Total Investments in Securities (Cost $46,526,500)						$47,922,156

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 27.1%
Large-Cap 25.5%
Schwab U.S. Large-Cap ETF	$19,284,923	$1,786,032	($1,404,010)	($40,633)	($3,142,619)	$16,483,693	369,093	$64,472
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,245,379	70,039	(75,645)	(5,173)	(206,862)	1,027,738	26,359	3,625
						17,511,431

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Equity ETF	8,151,546	612,271	(684,871)	(53,148)	(1,050,188)	6,975,610	221,800	56,291

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,170,358	99,999	(183,314)	9,515	(306,481)	1,790,077	84,878	11,797

Fixed Income 54.2%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	4,438,933	62,784	(395,072)	(14,803)	(326,849)	3,764,993	67,473	87,658
Intermediate-Term Bond 40.5%
Schwab U.S. Aggregate Bond ETF	30,953,897	424,870	(3,648,423)	(407,487)	(1,200,581)	26,122,276	545,692	167,283
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF	6,044,425	—	(902,887)	(34,431)	(5,710)	5,101,397	103,708	9,297
						34,988,666

Money Market Funds 3.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	2,436,557	2,775	—	—	—	2,439,332	2,439,332	3,916
Total Affiliated Underlying Funds (Cost $60,570,824)	$74,726,018	$3,058,770	($7,294,222)	($546,160)	($6,239,290)	$63,705,116		$404,339
Total Investments in Securities (Cost $60,570,824)						$63,705,116

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 28.2%
Large-Cap 26.5%
Schwab U.S. Large-Cap ETF	$76,467,377	$5,909,304	($1,606,670)	($234,200)	($13,083,044)	$67,452,767	1,510,362	$273,306
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	5,051,749	242,255	—	—	(906,186)	4,387,818	112,537	16,610
						71,840,585

International Stocks 11.7%
Developed Markets 11.7%
Schwab International Equity ETF	33,920,614	1,882,607	(1,051,574)	(110,438)	(4,722,604)	29,918,605	951,307	251,855

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	8,710,604	348,723	(144,721)	(1,676)	(1,310,786)	7,602,144	360,462	48,975

Fixed Income 53.3%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	16,230,636	155,202	(600,865)	(31,698)	(1,268,767)	14,484,508	259,579	333,676
Intermediate-Term Bond 40.0%
Schwab U.S. Aggregate Bond ETF	113,876,864	1,451,220	(7,292,307)	(929,571)	(5,131,761)	101,974,445	2,130,237	640,796
Treasury Bond 7.6%
Schwab Short-Term U.S. Treasury ETF	21,563,722	203,402	(2,289,615)	(86,378)	(60,494)	19,330,637	392,979	34,722
						135,789,590

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	8,381,809	9,548	—	—	—	8,391,357	8,391,357	13,469
Total Affiliated Underlying Funds (Cost $247,151,483)	$284,203,375	$10,202,261	($12,985,752)	($1,393,961)	($26,483,642)	$253,542,281		$1,613,409
Total Investments in Securities (Cost $247,151,483)						$253,542,281

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 33.6%
Large-Cap 31.3%
Schwab U.S. Large-Cap ETF	$163,687,953	$9,141,726	$—	$—	($28,398,480)	$144,431,199	3,234,017	$584,188
Small-Cap 2.3%
Schwab U.S. Small-Cap ETF	11,945,328	857,177	—	—	(2,138,974)	10,663,531	273,494	38,230
						155,094,730

International Stocks 15.8%
Developed Markets 14.2%
Schwab International Equity ETF	73,865,915	2,631,980	(505,458)	(73,263)	(10,507,829)	65,411,345	2,079,852	554,085
Emerging Markets 1.6%
Schwab Emerging Markets Equity ETF	8,271,406	—	—	—	(711,871)	7,559,535	297,854	22,458
						72,970,880

Real Estate 3.7%
U.S. REITs 3.7%
Schwab U.S. REIT ETF	19,464,428	1,035,071	(466,718)	(5,405)	(2,936,293)	17,091,083	810,388	110,495

Fixed Income 43.8%
Inflation-Protected Bond 3.2%
Schwab U.S. TIPS ETF	16,350,781	382,251	(684,243)	(62,659)	(1,262,128)	14,724,002	263,871	339,290
Intermediate-Term Bond 35.6%
Schwab U.S. Aggregate Bond ETF	182,965,092	1,145,245	(10,093,708)	(1,283,082)	(8,452,563)	164,280,984	3,431,815	1,024,796
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	25,836,299	—	(2,441,957)	(98,806)	(78,791)	23,216,745	471,981	41,656
						202,221,731

Money Market Funds 2.1%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	9,721,920	11,074	—	—	—	9,732,994	9,732,994	15,623
Total Affiliated Underlying Funds (Cost $446,997,181)	$512,109,122	$15,204,524	($14,192,084)	($1,523,215)	($54,486,929)	$457,111,418		$2,730,821
Total Investments in Securities (Cost $446,997,181)						$457,111,418

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.7% OF NET ASSETS

U.S. Stocks 40.5%
Large-Cap 37.4%
Schwab U.S. Large-Cap ETF	$302,984,548	$21,122,632	$—	$—	($52,935,635)	$271,171,545	6,071,911	$1,105,036
Small-Cap 3.1%
Schwab U.S. Small-Cap ETF	25,427,584	1,797,772	—	—	(4,534,657)	22,690,699	581,962	80,896
						293,862,244

International Stocks 20.2%
Developed Markets 17.4%
Schwab International Equity ETF	140,388,014	6,572,499	—	—	(20,441,000)	126,519,513	4,022,878	1,072,442
Emerging Markets 2.8%
Schwab Emerging Markets Equity ETF	21,806,504	695,532	(575,580)	(135,634)	(1,790,290)	20,000,532	788,043	61,128
						146,520,045

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	37,140,858	2,307,483	(826,544)	(9,572)	(5,580,097)	33,032,128	1,566,246	215,737

Fixed Income 32.2%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF	7,546,800	459,172	(403,704)	(52,726)	(585,033)	6,964,509	124,812	164,421
Intermediate-Term Bond 28.7%
Schwab U.S. Aggregate Bond ETF	227,772,539	4,831,080	(12,358,284)	(1,592,567)	(10,657,187)	207,995,581	4,345,009	1,289,088
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	20,673,488	—	(1,618,816)	(67,491)	(77,610)	18,909,571	384,419	33,620
						233,869,661

Money Market Funds 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	8,989,620	10,240	—	—	—	8,999,860	8,999,860	14,446
Total Affiliated Underlying Funds (Cost $708,956,493)	$792,729,955	$37,796,410	($15,782,928)	($1,857,990)	($96,601,509)	$716,283,938		$4,036,814
Total Investments in Securities (Cost $708,956,493)						$716,283,938

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 98.8% OF NET ASSETS

U.S. Stocks 45.4%
Large-Cap 41.5%
Schwab U.S. Large-Cap ETF	$204,986,380	$15,157,692	$—	$—	($35,771,470)	$184,372,602	4,128,361	$751,230
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	19,168,060	1,822,820	—	—	(3,494,234)	17,496,646	448,747	63,939
						201,869,248

International Stocks 23.7%
Developed Markets 19.9%
Schwab International Equity ETF	97,393,925	5,405,869	(347,855)	(53,344)	(14,087,876)	88,310,719	2,807,972	740,283
Emerging Markets 3.8%
Schwab Emerging Markets Equity ETF	18,265,634	557,850	(291,153)	(72,509)	(1,543,265)	16,916,557	666,531	51,121
						105,227,276

Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	25,751,916	1,684,899	(584,278)	(6,767)	(3,902,613)	22,943,157	1,087,869	153,404

Fixed Income 23.7%
Intermediate-Term Bond 22.2%
Schwab U.S. Aggregate Bond ETF	107,058,763	2,843,056	(5,526,115)	(724,468)	(5,034,345)	98,616,891	2,060,098	606,242
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	7,082,734	—	(425,139)	(17,697)	(32,353)	6,607,545	134,327	11,738
						105,224,436

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	3,483,716	3,969	—	—	—	3,487,685	3,487,685	5,598
Total Affiliated Underlying Funds (Cost $431,553,031)	$483,191,128	$27,476,155	($7,174,540)	($874,785)	($63,866,156)	$438,751,802		$2,383,555
Total Investments in Securities (Cost $431,553,031)						$438,751,802

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 49.5%
Large-Cap 44.7%
Schwab U.S. Large-Cap ETF	$284,637,314	$22,151,166	$—	$—	($50,265,281)	$256,523,199	5,743,914	$1,055,044
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	30,345,731	2,516,161	—	—	(5,493,368)	27,368,524	701,937	99,553
						283,891,723

International Stocks 26.8%
Developed Markets 21.9%
Schwab International Equity ETF	138,613,924	7,520,483	—	—	(20,389,161)	125,745,246	3,998,259	1,073,164
Emerging Markets 4.9%
Schwab Emerging Markets Equity ETF	29,883,269	1,096,256	(535,709)	(137,936)	(2,511,633)	27,794,247	1,095,124	84,164
						153,539,493

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	36,835,284	2,521,230	(831,339)	(24,069)	(5,594,063)	32,907,043	1,560,315	218,175

Fixed Income 16.7%
Intermediate-Term Bond 15.8%
Schwab U.S. Aggregate Bond ETF	97,678,281	2,662,166	(4,469,028)	(593,872)	(4,690,322)	90,587,225	1,892,359	558,636
Treasury Bond 0.9%
Schwab Short-Term U.S. Treasury ETF	5,288,494	446,639	(471,278)	(19,668)	(20,504)	5,223,683	106,194	9,293
						95,810,908

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	2,364,319	2,693	—	—	—	2,367,012	2,367,012	3,799
Total Affiliated Underlying Funds (Cost $559,641,007)	$625,646,616	$38,916,794	($6,307,354)	($775,545)	($88,964,332)	$568,516,179		$3,101,828
Total Investments in Securities (Cost $559,641,007)						$568,516,179

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 52.5%
Large-Cap 47.0%
Schwab U.S. Large-Cap ETF	$171,177,411	$15,080,654	$—	$—	($30,461,119)	$155,796,946	3,488,512	$642,185
Small-Cap 5.5%
Schwab U.S. Small-Cap ETF	20,291,676	1,792,210	—	—	(3,722,715)	18,361,171	470,920	67,675
						174,158,117

International Stocks 29.4%
Developed Markets 23.5%
Schwab International Equity ETF	85,296,778	5,642,228	(196,125)	(35,259)	(12,590,319)	78,117,303	2,483,857	667,916
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	20,696,564	1,497,944	(726,797)	(173,265)	(1,674,463)	19,619,983	773,049	59,628
						97,737,286

Real Estate 6.2%
U.S. REITs 6.2%
Schwab U.S. REIT ETF	22,666,278	1,881,062	(541,296)	(13,712)	(3,513,373)	20,478,959	971,027	136,194

Fixed Income 11.0%
Intermediate-Term Bond 10.5%
Schwab U.S. Aggregate Bond ETF	36,708,763	1,833,031	(1,750,966)	(230,450)	(1,760,516)	34,799,862	726,966	210,621
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,729,590	—	—	—	(12,219)	1,717,371	34,913	2,866
						36,517,233

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	45,994	53	—	—	—	46,047	46,046	74
Total Affiliated Underlying Funds (Cost $320,415,588)	$358,613,054	$27,727,182	($3,215,184)	($452,686)	($53,734,724)	$328,937,642		$1,787,159
Total Investments in Securities (Cost $320,415,588)						$328,937,642

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 54.1%
Large-Cap 48.1%
Schwab U.S. Large-Cap ETF	$218,249,581	$13,888,391	$—	$—	($38,241,893)	$193,896,079	4,341,605	$801,136
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF	27,124,114	2,107,283	—	—	(4,944,682)	24,286,715	622,896	88,896
						218,182,794

International Stocks 31.2%
Developed Markets 24.5%
Schwab International Equity ETF	110,560,028	4,845,834	(316,852)	(60,480)	(16,176,809)	98,851,721	3,143,139	851,198
Emerging Markets 6.7%
Schwab Emerging Markets Equity ETF	28,832,813	883,323	(386,731)	(94,791)	(2,468,155)	26,766,459	1,054,628	80,668
						125,618,180

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	29,272,855	1,909,179	(699,562)	(25,811)	(4,458,111)	25,998,550	1,232,743	171,583

Fixed Income 7.6%
Intermediate-Term Bond 7.6%
Schwab U.S. Aggregate Bond ETF	32,687,841	875,194	(1,191,724)	(156,706)	(1,615,143)	30,599,462	639,220	186,633

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	62,935	72	—	—	—	63,007	63,007	101
Total Affiliated Underlying Funds (Cost $395,959,613)	$446,790,167	$24,509,276	($2,594,869)	($337,788)	($67,904,793)	$400,461,993		$2,180,215
Total Investments in Securities (Cost $395,959,613)						$400,461,993

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 55.1%
Large-Cap 48.8%
Schwab U.S. Large-Cap ETF	$137,049,489	$11,971,710	$—	$—	($24,344,190)	$124,677,009	2,791,693	$515,625
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	17,625,876	1,646,407	—	—	(3,264,899)	16,007,384	410,551	59,919
						140,684,393

International Stocks 32.3%
Developed Markets 25.1%
Schwab International Equity ETF	70,210,843	4,477,455	(191,678)	(34,531)	(10,367,618)	64,094,471	2,037,980	549,673
Emerging Markets 7.2%
Schwab Emerging Markets Equity ETF	19,074,297	1,157,500	(146,540)	(32,450)	(1,670,352)	18,382,455	724,289	54,225
						82,476,926

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	18,630,588	1,512,130	(382,263)	(17,810)	(2,882,688)	16,859,957	799,429	112,797

Fixed Income 5.6%
Intermediate-Term Bond 5.6%
Schwab U.S. Aggregate Bond ETF	14,668,991	594,360	(178,694)	(24,650)	(773,062)	14,286,945	298,453	84,615

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 1.38% (a)	66,699	76	—	—	—	66,775	66,775	107
Total Affiliated Underlying Funds (Cost $253,891,955)	$277,326,783	$21,359,638	($899,175)	($109,441)	($43,302,809)	$254,374,996		$1,376,961
Total Investments in Securities (Cost $253,891,955)						$254,374,996

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(a)	The rate shown is the 7-day yield.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 55.9%
Large-Cap 49.4%
Schwab U.S. Large-Cap ETF	$171,493,026	$12,860,733	$—	$—	($30,400,557)	$153,953,202	3,447,228	$638,836
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	22,836,234	1,823,366	—	—	(4,220,184)	20,439,416	524,222	77,375
						174,392,618

International Stocks 33.3%
Developed Markets 25.6%
Schwab International Equity ETF	88,809,523	4,441,548	(165,473)	(30,598)	(13,084,129)	79,970,871	2,542,794	689,444
Emerging Markets 7.7%
Schwab Emerging Markets Equity ETF	25,014,772	1,369,307	(265,212)	(59,553)	(2,161,887)	23,897,427	941,585	70,063
						103,868,298

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	23,469,453	1,771,304	(515,238)	(11,696)	(3,616,652)	21,097,171	1,000,340	140,926

Fixed Income 3.5%
Intermediate-Term Bond 3.5%
Schwab U.S. Aggregate Bond ETF	11,274,935	230,197	—	—	(611,260)	10,893,872	227,572	64,539
Total Affiliated Underlying Funds (Cost $311,593,260)	$342,897,943	$22,496,455	($945,923)	($101,847)	($54,094,669)	$310,251,959		$1,681,183
Total Investments in Securities (Cost $311,593,260)						$310,251,959

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of June 30, 2022 (Unaudited)
The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 6/30/22	BALANCE OF SHARES HELD AT 6/30/22	DISTRIBUTIONS RECEIVED*
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	$14,477,626	$2,939,557	($337,509)	($62,163)	($2,648,067)	$14,369,444	321,752	$58,882
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	1,973,302	423,614	(80,336)	(19,760)	(364,670)	1,932,150	49,555	7,206
						16,301,594

International Stocks 33.7%
Developed Markets 25.9%
Schwab International Equity ETF	7,610,147	1,275,569	(207,353)	(41,813)	(1,130,190)	7,506,360	238,676	63,930
Emerging Markets 7.8%
Schwab Emerging Markets Equity ETF	2,169,031	314,591	(30,549)	(6,841)	(193,858)	2,252,374	88,746	6,577
						9,758,734

Real Estate 6.9%
U.S. REITs 6.9%
Schwab U.S. REIT ETF	1,970,168	391,895	(50,989)	(2,899)	(327,740)	1,980,435	93,904	13,007

Fixed Income 2.6%
Intermediate-Term Bond 2.6%
Schwab U.S. Aggregate Bond ETF	703,580	97,072	—	—	(39,471)	761,181	15,901	4,245
Total Affiliated Underlying Funds (Cost $33,898,529)	$28,903,854	$5,442,298	($706,736)	($133,476)	($4,703,996)	$28,801,944		$153,847
Total Investments in Securities (Cost $33,898,529)						$28,801,944

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
ETF	Exchange traded fund
REIT	Real Estate Investment Trust
At June 30, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3. (See financial note 2(a) for additional information)

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUN22